Stock Split - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended
	Apr. 10, 2013	Jun. 30, 2013	Jun. 30, 2013 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Jun. 30, 2013 IPO [Member]
Equity [Line Items]
Stock split Ratio	211,100	211,100
Common stock, Shares issued under initial public offering					8,050,000
Common stock per share value issued to underwriters					$ 11.00
Adjustment to accumulated deficit			$ 211	$ 211